SHAREHOLDERS' EQUITY (Schedule of Changes in the Issued and Outstanding Shares) (Details)	12 Months Ended
Dec. 31, 2019 shares
Disclosure of classes of share capital [abstract]
Balance as of January 1, 2019	13,240,913
Purchase of treasury shares	(23,896) [1]
Balance as of December 31, 2019	13,217,017

[1]	Repurchase program, in accordance with the Board of Directors authorization which announces on November 15, 2018 for a limited period of 6 months. Since inception of the program 23,896 ordinary shares of the company have been repurchased in the amount of USD 169,800 which represents average price of USD 7.1 per share.